CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 39,126	$ 26,326
Restricted cash	8,066	6,003
Trade receivables	735	1,228
Amounts due from affiliates	4,296	4,328
Inventory	463	646
Current portion of net investment in direct financing lease	4,551	4,168
Derivative instruments	0	1,199
Prepaid expenses and other receivables	2,534	2,967
Total current assets	59,771	46,865
Long-term assets
Restricted cash	12,627	13,125
Accumulated earnings of joint ventures	3,270	0
Advances to joint ventures	3,831	3,536
Vessels, net of accumulated depreciation	640,431	658,311
Other equipment	256	445
Intangibles and goodwill	17,108	20,739
Net investment in direct financing lease	274,353	278,905
Long-term deferred tax asset	217	174
Other long-term assets	936	940
Total long-term assets	953,029	976,175
Total assets	1,012,800	1,023,040
Current liabilities
Current portion of long-term debt	44,660	45,458
Trade payables	533	529
Amounts due to owners and affiliates	2,513	2,301
Value added and withholding tax liability	1,476	1,175
Derivative instruments	2,907	259
Accrued liabilities and other payables	11,164	7,458
Total current liabilities	63,253	57,180
Long-term liabilities
Accumulated losses of joint ventures	0	2,808
Long-term debt	412,301	390,087
Revolving credit facility due to owners and affiliates	8,792	39,292
Derivative instruments	12,028	2,438
Long-term tax liability	2,283	1,725
Long-term deferred tax liability	12,549	8,974
Other long-term liabilities	84	99
Total long-term liabilities	448,037	445,423
Total liabilities	511,290	502,603
EQUITY
Accumulated other comprehensive income (loss)	(17,943)	(5,337)
Total partners' capital	501,510	520,437
Total equity	501,510	520,437
Total liabilities and equity	1,012,800	1,023,040
8.75% Series A Preferred Units [Member]
EQUITY
Total partners' capital	164,482	151,259
Total equity	164,482	151,259
Common units public [Member]
EQUITY
Total partners' capital	315,176	325,250
Total equity	315,176	325,250
Common Units Hoegh LNG [Member]
EQUITY
Total partners' capital	39,795	6,844
Total equity	39,795	6,844
Subordinated Units Hoegh LNG [Member]
EQUITY
Total partners' capital	0	42,421
Total equity	$ 0	$ 42,421